Commitments and Contingent Liabilities - Schedule of Future Minimum Lease Payments under Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 797
2016	839
2017	839
2018	839
2019	839
Thereafter	6,143
Total minimum lease payments	10,296
Less: Amount representing interest	3,260
Present value of minimum lease payment, net	$ 7,036